Borrowings - Additional Information (Detail) - Revolving Credit Facility [Member] $ in Millions	Dec. 15, 2023 USD ($)
Maximum [Member]
Debt Instrument [Line Items]
Line Of Credit Facility Increase Decrease	$ 4,325
Minimum [Member]
Debt Instrument [Line Items]
Line Of Credit Facility Increase Decrease	4,135
Amended And Restated [Member]
Debt Instrument [Line Items]
Credit facility, maximum borrowing capacity	$ 4,325
Amended And Restated [Member] | Maximum [Member]
Debt Instrument [Line Items]
Line of credit expiration date	Dec. 15, 2028
Amended And Restated [Member] | Minimum [Member]
Debt Instrument [Line Items]
Line of credit expiration date	Jun. 03, 2027